Document And Entity Information	Aug. 31, 2026
Document Information [Line Items]
Entity, Registrant Name	RBB BANCORP
Document, Type	8-K
Document, Period End Date	Aug. 31, 2026
Entity, Incorporation, State or Country Code	CA
Entity, File Number	001-38149
Entity, Tax Identification Number	27-2776416
Entity, Address, Address Line One	1055 Wilshire Blvd.
Entity, Address, Address Line Two	12th floor
Entity, Address, City or Town	Los Angeles
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90017
City Area Code	213
Local Phone Number	627-9888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RBB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001499422